Warrants (Tables)	6 Months Ended
May 31, 2021
Warrants [Abstract]
Stockholders' equity note, warrants or rights
	Exercise	Number		Shares issuable
Warrant	price ($)	outstanding	Expiry	upon exercise

June 2016 Warrants	19.30	277,478	June 02, 2021	138,739
2018 Firm Warrants	0.75	20,000,000	October 16, 2023	20,000,000
October 2018 Placement Agent Warrants	0.9375	1,160,314	October 16, 2023	1,160,314
		21,437,792		21,299,053

Warrant transactions
	Outstanding, December 1, 2020	Issued	Expired	Exercised	Outstanding, May 31, 2021
June 2016 Warrants	277,478	-	-	-	277,478
March 2018 Warrants	441,666	-	(441,666)	-	-
March 2018 Placement
Agent Warrants	44,166	-	(44,166)	-	-
2018 Firm Warrants	20,000,000	-	-	-	20,000,000
October 2018 Placement
Agent Warrants	1,160,314	-	-	-	1,160,314
	21,923,624	-	(485,832)	-	21,437,792

	Outstanding, December 1, 2019	Issued	Expired	Exercised	Outstanding, May 31, 2020
June 2016 Warrants	277,478	-	-	-	277,478
October 2017 Warrants	181,818	-	-	-	181,818
October 2017 Placement
Agent Warrants	18,181	-	-	-	18,181
March 2018 Warrants	441,666	-	-	-	441,666
March 2018 Placement
Agent Warrants	44,166	-	-	-	44,166
2018 Firm Warrants	20,000,000	-	-	-	20,000,000
2018 Pre-Funded Warrants	1,616,667	-	-	(1,616,667)	-
October 2018 Placement
Agent Warrants	1,160,314	-	-	-	1,160,314
	23,740,290	-	-	(1,616,667)	22,123,623